Label	Element	Value
Class A, Class C, Institutional Class, Class R6 | Neuberger Berman Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nbaf_SupplementTextBlock
Neuberger Berman Alternative and Multi-Asset Class Funds® (“Alternative Funds”) Supplement to the Summary Prospectuses and Prospectuses of the Funds listed in Schedule A

The following change applies to each of the Summary Prospectuses and Prospectuses for each of the Alternative Funds, AMT Funds and Equity Funds (each, a “Trust”) listed in Schedule A:

The Boards of Trustees of the Trusts (the “Board”) recently approved changes in certain benchmarks of the following funds as indicated in the table below (the “Funds”).

Currently, each Fund uses a benchmark that does not adjust for any foreign tax withholding and assumes full dividend reinvestment (i.e., gross of foreign tax withholdings).  However, each Fund’s performance is impacted by foreign tax withholding and reclaims on foreign dividends.  Accordingly, the Board approved a change in the benchmark of each Fund so that each Fund will use the version of its current benchmark that is net of foreign tax withholdings rather than gross of foreign tax withholdings, which is a more appropriate benchmark for each Fund.

Fund	Current benchmark will switch from gross to net returns.*
Neuberger Berman Global Allocation Fund	60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Index** (net for only the MSCI All Country World Index )

* Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.  Gross total return indexes reinvest as much as possible of a company’s dividend distributions, regardless of withholding taxes that a non-resident may experience.

** Effective August 24, 2016, the Barclays Global Aggregate Index changed its name to Bloomberg Barclays Global Aggregate Index.

To reflect the change in the Funds’ benchmarks, the table of average annual total percentage returns appearing in the section of the prospectuses titled “Performance” for each of the below Funds is hereby amended by adding the following information to each table as set forth below:

Neuberger Berman Global Allocation Fund

Average Annual Total % Returns as of 12/31/15

	1 Year	5 Years	Since Inception (12/29/2010)
60% MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes) and 40% Bloomberg Barclays Global Aggregate Index* (reflects no deduction for fees, expenses or taxes)	-2.47	4.16	4.35
MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	-2.36	6.09	6.21

* Effective August 24, 2016, the Barclays Global Aggregate Index changed its name to Bloomberg Barclays Global Aggregate Index.

The date of this supplement is September 30, 2016.

Please retain this supplement for future reference.

NEUBERGER BERMAN Neuberger Berman Investment Advisers LLC 605 Third Avenue 2nd Floor New York, NY 10158-0180 Shareholder services: 800-877-9700 Institutional Services: 800-366-6264 Website: www.nb.com

Schedule A

Fund	Date of Summary Prospectuses and Prospectuses (each as amended or supplemented)
Neuberger Berman Alternative and Multi- Asset Class Funds®
Neuberger Berman Global Allocation Fund	February 29, 2016

Risk/Return [Heading]	rr_RiskReturnHeading	Supplement to the Summary Prospectuses